SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT DISCLOSURES
Summary of Geographic reportable segment
In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2023	$-	$-	$-
2022	$-	$-	$-
2021	$-	$-	$-
Property and equipment
December 31, 2023	$2	$-	$-
December 31, 2022	$5	$5	$-
December 31, 2021	$10	$12	$-